Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2015 € / shares shares	Dec. 31, 2014 € / shares shares	Dec. 31, 2014 $ / shares shares
Cumulative Preference Shares; nominal value (in EUR) | (per share)	€ 0.09	€ 0.09	$ 0.09
Cumulative Preference Shares; authorized (number of shares)	700,000,000	700,000,000	700,000,000
Cumulative Preference Shares, issued and outstanding	0	0	0
Common Stock Shares; issued and outstanding		432,935,288	432,935,288
Common Class B [Member]
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.01	€ 0.01	$ 0.01
Ordinary Shares, authorized (number of shares)	9,000	9,000	9,000
Common Stock Shares; issued and outstanding	0	0	0
Common Stock [Member]
Ordinary Shares, nominal value (in EUR) | (per share)	€ 0.09	€ 0.09	$ 0.09
Ordinary Shares, authorized (number of shares)	699,999,000	699,999,000	699,999,000
Common Stock Shares; issued and outstanding	427,986,682	432,935,288	432,935,288